Equity Compensation Plan - Summary of Nonvested Restricted Shares (Detail) - Non Vested Restricted Stock [Member] - $ / shares				12 Months Ended
	Aug. 23, 2018	Nov. 20, 2014	Nov. 22, 2012	Dec. 31, 2018
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Granted, Number of restricted shares	264,621	230,713	74,761	264,621
Non-vested,December 31, 2018,Number of restricted shares				264,621
Granted, Weighted average grant date fair value per non-vested share	$ 3.59	$ 7.58	$ 7.26	$ 3.59
Non-vested,December 31, 2018, Weighted average grant date fair value per non-vested share				$ 3.59